INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure Of Income Tax [Abstract]
Loss from continuing operations before income taxes	$ (5,183,411)	$ (7,696,577)	$ (7,576,796)
Profit (loss) from continuing operations before income taxes	(2,813,889)	(91,315)	78,184
Loss before income taxes	(7,997,300)	(7,787,892)	(7,498,612)
Expected income tax expense (recovery) at statutory rates	(2,159,000)	(2,103,000)	(2,025,000)
Change in statutory, foreign tax, foreign exchange rates and other	(63,000)	(44,576)	(75,379)
Permanent difference	563,000	356,000	1,439,000
Impact of deconsolidation	(23,000)
Share issue cost	(226,000)		(132,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(9,000)	(123,000)
Change in unrecognized deferred tax assets	1,917,000	1,752,000	795,000
Income tax expense		(162,576)	1,621
Deferred tax expense (recovery) relating to continuing operations		(160,917)
Current income tax expense (recovery) relating to discontinued operations		$ 1,659	$ (1,621)